Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voya Variable Insurance Trust
Entity Central Index Key	0001090682
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000152054
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> BrandywineGLOBAL- Bond Portfolio
Class Name	Portfolio
Trading Symbol	VGSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® BrandywineGLOBAL- Bond Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Portfolio	$28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
AssetsNet	$ 209,108,935
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$209,108,935 # of Portfolio Holdings25 Portfolio Turnover Rate48%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.5%
Corporate Bonds/Notes	2.7%
U.S. Treasury Obligations	45.1%
U.S. Government Agency Obligations	47.9%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 3.875%, 08/15/33	30.2%
United States Treasury Bonds, 3.000%, 08/15/52	14.9%
Federal Home Loan Banks, 4.875%, 09/13/24	7.2%
Uniform Mortgage-Backed Securities, 4.000%, 06/01/52	6.3%
Uniform Mortgage-Backed Securities, 4.500%, 09/01/52	4.5%
Uniform Mortgage-Backed Securities, 5.000%, 11/01/52	3.6%
Ginnie Mae, 5.500%, 05/20/53	3.0%
Ginnie Mae, 5.500%, 10/20/53	3.0%
Ginnie Mae, 5.500%, 09/20/53	2.7%
Uniform Mortgage-Backed Securities, 5.000%, 02/01/53	2.7%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports